CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Research and development	$ 5,819,461	$ 6,011,805
Cost to acquire IPR&D asset	21,215,214	0
General and administrative	7,852,340	6,094,617
Estimated legal contingency	(151,842)	6,205,310
Total operating expenses	34,735,173	18,311,732
Operating loss	(34,735,173)	(18,311,732)
Other expense
Change in fair value of derivative liability	(3)	(59,729)
Interest expense	906,270	665,133
Interest income	99,974	19,011
Finance charge	0	120,228
Loss from asset sale	307,086	0
Debt conversion inducement expense	1,383,285	0
Wind-down costs	409,347	456,508
Total other expense, net	2,906,011	1,163,129
Loss before income taxes	(37,641,184)	(19,474,861)
Provision for income taxes	3,600	6,741
Net loss	$ (37,644,784)	$ (19,481,602)
Loss per common share
Basic (in dollars per share)	$ (5.37)	$ (8.77)
Diluted (in dollars per share)	$ (5.37)	$ (8.77)
Weighted average shares of common stock outstanding used to compute loss per share:
Basic (in shares)	7,006,038	2,221,080
Diluted (in shares)	7,006,038	2,221,080